Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | Perritt MicroCap Opportunities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TF (without sales charge)
Average Annual Return, Percent		17.56%	8.10%	5.23%
Bloomberg US Aggregate Equity Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Equity Total Return Index
Average Annual Return, Percent	[1]	37.75%	14.55%	12.40%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		34.07%	8.50%	7.94%
Bloomberg US Micro Cap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Micro Cap Total Return Index
Average Annual Return, Percent		26.56%	8.72%	5.46%
Russell Microcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Microcap Index
Average Annual Return, Percent		35.25%	8.05%	6.72%

[1]
**	The Fund currently compares its performance to that of the Bloomberg US Aggregate Equity Total Return Index and the Bloomberg US Micro Cap Total Return Index (the “New Indices”). Previously, the Fund compared its performance to that of the Russell 2000® Index and the Rusell Microcap® Index (the “Former Indices”). The Fund’s investment adviser believes that the New Indices provide a more appropriate basis for comparing the Fund’s performance than the Former Indices.